Total Vessel Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 97,515,511	$ 150,216,130	$ 102,785,442
Total vessel revenues	$ 97,515,511	$ 150,216,130	$ 102,785,442
Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of time charters	1 month
Maximum [Member]
Disaggregation of Revenue [Abstract]
Term of time charters	12 months